First Trust Health Care AlphaDEX Fund Expense Example, No Redemption - First Trust Health Care AlphaDEX Fund - First Trust Health Care AlphaDEX Fund	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 62
Expense Example, No Redemption, 3 Years	195
Expense Example, No Redemption, 5 Years	340
Expense Example, No Redemption, 10 Years	$ 762